REVENUE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net Revenues	$ 227,044	$ 753,618	$ 442,327	$ 1,018,479	$ 1,631,653	$ 154,002
Change in revenue, percentage	(70.00%)		(57.00%)		960.00%
Distributors [Member]
Net Revenues	$ 98,249	618,903	$ 235,198	803,012	$ 1,315,007	109,921
Change in revenue, percentage	(84.00%)		(71.00%)		1096.00%
Amazon [Member]
Net Revenues	$ 46,078	78,527	$ 60,479	122,043	$ 133,787	19,362
Change in revenue, percentage	(41.00%)		(50.00%)		591.00%
Online Sales [Member]
Net Revenues	$ 15,663	34,629	$ 26,687	58,040	$ 93,124	18,039
Change in revenue, percentage	(55.00%)		(54.00%)		416.00%
Gold Leaf Distribution [Member]
Net Revenues	$ 68,436	12,068	$ 123,138	16,772	$ 70,555
Change in revenue, percentage	467.00%		634.00%		0.00%
Shipping [Member]
Net Revenues	$ 5,218	31,991	$ 10,225	49,112	$ 70,339	6,680
Change in revenue, percentage	(84.00%)		(79.00%)		953.00%
Sales Returns and Allowances [Member]
Net Revenues	$ (6,600)	$ (22,500)	$ (13,400)	$ (30,500)	$ (51,159)
Change in revenue, percentage	(71.00%)		(56.00%)		0.00%